Forward Funds

101 California Street, Suite 1600

San Francisco, California 94111

May 21, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)
File Nos: 033-48940
811-06722

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 1, 2012, to the Prospectuses dated May 1, 2012, for Investor Class, Institutional Class, Class A, Class C and Class M shares of the Forward International Dividend Fund and for Investor Class, Institutional Class, Class A and Class C shares of the Forward Large Cap Dividend Fund (collectively with the Forward International Dividend Fund, the “Funds”). The purpose of the filing is to submit the 497(c) filing dated May 1, 2012 in XBRL for the Funds.

If you have any questions regarding this filing, please contact Erin Douglas, Vice President and Sr. Associate Counsel with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0602.

Sincerely,

/s/  Mary Curran

Mary Curran

Secretary